UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04875

Name of Fund: Royce Value Trust, Inc.

Fund Address:  745 Fifth Avenue

 New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LLC

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2010

Date of reporting period: 9/30/2010

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2010 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 111.8%

Consumer Products – 7.3%
Apparel, Shoes and Accessories - 2.4%
Anta Sports Products	98,200	$228,830
Bosideng International Holdings	1,793,500	781,305
Burberry Group	65,000	1,061,928
China Dongxiang Group	645,000	372,427
Columbia Sportswear	54,100	3,161,604
Daphne International Holdings	930,400	1,099,618
Hengdeli Holdings	185,250	86,192
K-Swiss Cl. A [a]	163,600	2,085,900
Lazare Kaplan International [a]	95,437	85,893
Luk Fook Holdings (International)	668,900	1,491,454
Stella International Holdings	818,900	1,606,380
Timberland Company (The) Cl. A [a]	17,500	346,675
Van De Velde	15,000	715,502
Volcom [a,b]	98,794	1,888,941
Warnaco Group (The) [a]	49,500	2,530,935
Weyco Group	97,992	2,373,366
Wolverine World Wide	100,000	2,901,000

		22,817,950

Collectibles - 0.1%
Kid Brands [a]	96,600	830,760

Food/Beverage/Tobacco - 1.2%
Asian Citrus Holdings	292,000	275,221
Binggrae Company	22,415	1,116,573
Cal-Maine Foods	89,300	2,587,914
Hershey Creamery	709	1,223,025
J.M. Smucker Company (The)	6,300	381,339
KT&G Corporation	15,900	948,213
Ralcorp Holdings [a]	1,800	105,264
Seneca Foods Cl. A [a]	110,000	2,880,900
Seneca Foods Cl. B [a]	13,251	346,911
Thai Beverage	786,400	164,444
Tootsie Roll Industries	53,560	1,332,573

		11,362,377

Health, Beauty and Nutrition - 0.0%
Sa Sa International Holdings	694,300	553,912

Home Furnishing and Appliances - 2.1%
American Woodmark	123,335	2,186,730
Ekornes	30,000	734,550
Ethan Allen Interiors	345,800	6,037,668
Hunter Douglas	20,000	804,045
Kimball International Cl. B	286,180	1,668,429
Mohawk Industries [a]	128,200	6,833,060
Samson Holding	1,100,000	197,065
Universal Electronics [a]	10,000	208,500
Woongjin Coway	29,400	1,144,802

		19,814,849

Sports and Recreation - 1.4%
All American Group [a]	47,700	8,586
Beneteau [a]	36,000	643,890
RC2 Corporation [a]	132,600	2,777,970
Sturm, Ruger & Co.	245,600	3,349,984
Thor Industries	110,900	3,704,060
Winnebago Industries [a]	247,500	2,578,950

		13,063,440

Other Consumer Products - 0.1%
Societe BIC	9,000	722,536

Total		69,165,824

Consumer Services – 4.3%
Direct Marketing - 0.3%
Manutan International	22,751	1,411,197
Takkt	125,000	1,629,425

		3,040,622

Leisure and Entertainment - 0.1%
Kangwon Land	20,000	434,992

Online Commerce - 0.3%
Systemax	224,000	2,750,720

Restaurants and Lodgings - 0.4%
Ajisen China Holdings	600,000	938,799
Benihana [a,b]	3,300	25,575
Cafe de Coral Holdings	72,000	203,226
CEC Entertainment [a]	64,100	2,200,553

		3,368,153

Retail Stores - 2.4%
Abercrombie & Fitch Cl. A	3,000	117,960
Advance Auto Parts	4,500	264,060
Aeropostale [a]	67,200	1,562,400
American Eagle Outfitters	10,300	154,088
Bed Bath & Beyond [a]	4,650	201,857
CarMax [a]	160,000	4,457,600
Charming Shoppes [a]	321,900	1,133,088
Dover Saddlery [a,b]	17,821	49,186
Dress Barn (The) [a]	68,280	1,621,650
FamilyMart	72,300	2,592,165
Golden Eagle Retail Group	192,100	543,456
Lewis Group	225,000	2,266,059
New World Department Store China	435,000	447,959
O’Reilly Automotive [a]	6,200	329,840
QKL Stores [a,b]	16,260	78,373
Ramayana Lestari Sentosa	2,075,000	202,269
Stein Mart [a]	182,800	1,614,124
Tiffany & Co.	90,200	4,238,498
West Marine [a]	131,100	1,331,976

		23,206,608

Other Consumer Services - 0.8%
Anhanguera Educacional Participacoes	120,000	2,128,369
Apollo Group Cl. A [a]	4,100	210,535
Cambium Learning Group [a]	84,466	270,291
ChinaCast Education [a]	85,000	601,800
ITT Educational Services [a]	17,000	1,194,590
MegaStudy	18,300	2,705,880
Raffles Education [a]	2,166,900	461,358
Universal Travel Group [a,b]	15,000	66,600

		7,639,423

Total		40,440,518

Diversified Investment Companies – 0.4%
Closed-End Funds - 0.4%
Central Fund of Canada Cl. A	257,000	4,268,770

Total		4,268,770

Financial Intermediaries – 10.5%
Banking - 2.5%
Ameriana Bancorp	40,000	158,000
Banca Finnat Euramerica	870,000	616,734
Banca Generali	86,000	1,049,294
Bank of N.T. Butterfield & Son [a,c]	942,504	1,319,506
Bank Sarasin & Co. Cl. B	33,120	1,280,781
Banque Privee Edmond de Rothschild	23	543,021
BCB Holdings [a]	598,676	752,368
Center Bancorp	44,868	342,791
Centrue Financial [a]	82,200	136,452
CFS Bancorp	75,000	345,000
Chuo Mitsui Trust Holdings	118,000	391,543
CNB Financial	11,116	152,845
Commercial National Financial	54,900	928,908
Farmers & Merchants Bank of Long Beach	1,200	4,746,000
Fauquier Bankshares	160,800	2,090,400
Hawthorn Bancshares	48,023	483,832
HopFed Bancorp	106,590	980,628
Jefferson Bancshares [a]	32,226	111,180
Kearny Financial	50,862	449,111
Mauritius Commercial Bank	40,000	187,459
Mechanics Bank	200	2,440,000
Old Point Financial	25,000	293,000
Peapack-Gladstone Financial	10,500	123,690
State Bank of Mauritius	46,000	129,043
Timberland Bancorp [d]	469,200	1,890,876
Vontobel Holding	20,400	664,326
Whitney Holding Corporation	41,500	339,055
Wilber Corporation (The)	122,685	729,976
Wilmington Trust	43,500	390,630

		24,066,449

Insurance - 4.3%
Alleghany Corporation [a]	28,657	8,683,931
Amil Participacoes	75,000	721,188
Argo Group International Holdings	64,751	2,249,450
Aspen Insurance Holdings	47,000	1,423,160
China Taiping Insurance Holdings [a]	45,000	150,795
CNA Surety [a]	100,600	1,802,752
CoreLogic	44,000	843,040
Discovery Holdings	255,000	1,431,168
E-L Financial	7,400	2,948,780
Enstar Group [a]	20,217	1,467,754
Erie Indemnity Cl. A	87,900	4,927,674
Independence Holding	317,658	2,229,959
Leucadia National [a]	44,940	1,061,483
Markel Corporation [a]	6,200	2,136,458
Montpelier Re Holdings	32,000	554,240
Platinum Underwriters Holdings	49,000	2,132,480
ProAssurance Corporation [a]	32,000	1,842,880
RLI	80,724	4,570,593

		41,177,785

Real Estate Investment Trusts - 0.1%
Gladstone Commercial	30,000	514,800

Securities Brokers - 2.9%
Close Brothers Group	43,000	498,172
Cowen Group Cl. A [a]	708,600	2,331,294
Daewoo Securities	5,000	110,283
DundeeWealth	33,300	467,022
Egyptian Financial Group-Hermes Holding	401,500	2,045,231
FBR Capital Markets [a]	249,600	783,744
GFI Group	166,247	771,386
Gleacher & Company [a]	293,000	471,730
HQ	40,000	54,894
Interactive Brokers Group Cl. A [a]	100,000	1,721,000
Investcorp Bank GDR [a]	27,000	116,100
KBW	70,058	1,793,485
Kim Eng Holdings	240,000	323,017
Lazard Cl. A	109,300	3,834,244
MF Global Holdings [a]	225,000	1,620,000
Mirae Asset Securities	38,850	2,037,474
Mizuho Securities	492,300	1,126,369
Oppenheimer Holdings Cl. A	75,000	2,096,250
Paris Orleans et Cie	183,785	4,587,478
Phatra Securities	775,000	702,224
UOB-Kay Hian Holdings	190,000	225,382
Woori Investment & Securities	11,000	201,140

		27,917,919

Securities Exchanges - 0.1%
Hellenic Exchanges	100,000	715,707

Other Financial Intermediaries - 0.6%
KKR & Co. L.P.	131,500	1,393,900
KKR Financial Holdings LLC	481,404	4,226,727

		5,620,627

Total		100,013,287

Financial Services – 11.2%
Diversified Financial Services - 0.4%
Encore Capital Group [a]	68,000	1,225,360
Franco-Nevada Corporation	10,000	314,608
IOOF Holdings	123,592	803,951
Ocwen Financial [a]	123,600	1,253,304

		3,597,223

Information and Processing - 1.7%
Altisource Portfolio Solutions [a]	41,199	1,282,937
MoneyGram International [a]	228,500	557,540
Morningstar [a]	109,800	4,892,688
SEI Investments	350,400	7,127,136
Total System Services	137,500	2,095,500

		15,955,801

Insurance Brokers - 0.9%
Brown & Brown	276,400	5,580,516
Crawford & Company Cl. B [a,b]	1,160	2,819
Gallagher (Arthur J.) & Co.	111,200	2,932,344

		8,515,679

Investment Management - 7.0%
A.F.P. Provida ADR	22,100	1,390,311
ABG Sundal Collier Holding	115,000	129,643
Affiliated Managers Group [a]	42,800	3,338,828
AllianceBernstein Holding L.P.	284,600	7,516,286
AP Alternative Assets L.P.	233,200	1,688,368
Artio Global Investors Cl. A	150,000	2,295,000
Ashmore Group	545,500	2,867,273
Azimut Holding	72,183	709,489
BKF Capital Group [a]	130,000	136,500
BT Investment Management	207,000	488,185
Coronation Fund Managers	526,000	1,116,106
Eaton Vance	115,300	3,348,312
Equity Trustees	34,176	487,564
Evercore Partners Cl. A	129,300	3,699,273
F&C Asset Management	60,000	61,029
Federated Investors Cl. B	204,700	4,658,972
Fiducian Portfolio Services	227,000	295,102
GAMCO Investors Cl. A	110,575	4,260,455
Gimv	22,500	1,157,911
GP Investments BDR [a]	15,604	57,362
Investec	118,000	942,587
MVC Capital	354,200	4,593,974
MyState	152,000	470,130
Onex Corporation	50,000	1,404,898
Partners Group Holding	15,900	2,634,224
Perpetual	13,541	397,746
Platinum Asset Management	149,000	714,319
Rathbone Brothers	35,400	470,181
Reinet Investments [a]	73,127	1,226,690
RHJ International [a]	102,500	845,386
Schroders	41,100	928,430
SHUAA Capital [a]	485,000	143,940
SPARX Group [a]	1,320	113,057
Sprott	269,600	1,320,618
Teton Advisors Cl. A [a]	723	5,133
Treasury Group	51,500	239,927
Trust Company	97,283	546,308
Value Partners Group	6,379,800	4,456,655
VZ Holding	8,500	827,812
Waddell & Reed Financial Cl. A	139,300	3,811,248
Westwood Holdings Group	23,460	793,652

		66,588,884

Special Purpose Acquisition Corporation - 0.0%
Westway Group [a]	31,500	103,950

Specialty Finance - 0.4%
World Acceptance [a]	85,700	3,784,512

Other Financial Services - 0.8%
E-House China Holdings ADR [b]	189,500	3,575,865
Hilltop Holdings [a]	290,400	2,782,032
Kennedy-Wilson Holdings [a]	150,000	1,590,000

		7,947,897

Total		106,493,946

Health – 6.8%
Commercial Services - 0.9%
Affymetrix [a]	10,000	45,600
Chindex International [a,b]	41,600	628,576
OdontoPrev	60,000	705,319
PAREXEL International [a]	312,400	7,225,812

		8,605,307

Drugs and Biotech - 1.8%
American Oriental Bioengineering [a,b]	53,300	128,453
Biogen Idec [a]	7,080	397,329
BioMarin Pharmaceutical [a]	9,100	203,385
Boiron	32,452	1,077,249
Bukwang Pharmaceutical	15,000	165,753
China Shineway Pharmaceutical Group	47,400	167,391
Daewoong Pharmaceutical	2,884	123,808
Endo Pharmaceuticals Holdings [a]	158,300	5,261,892
Green Cross	11,300	1,536,067
Luminex Corporation [a,b]	20,000	320,000
Pharmaceutical Product Development	100,000	2,479,000
Pharmacyclics [a]	158,746	1,279,493
Simcere Pharmaceutical Group ADR [a]	41,300	409,283
Sino Biopharmaceutical	2,476,600	999,086
Sinovac Biotech [a]	141,900	550,572
Sunesis Pharmaceuticals [a,b]	211,500	88,618
3SBio ADR [a]	80,500	1,044,890
Virbac	7,500	1,036,343
Warner Chilcott Cl. A	4,600	103,224

		17,371,836

Health Services - 1.9%
Advisory Board (The) [a]	128,500	5,673,275
Albany Molecular Research [a]	85,000	542,300
Bangkok Chain Hospital	1,185,000	251,837
Cross Country Healthcare [a]	30,000	215,700
eResearchTechnology [a]	67,624	505,828
HMS Holdings [a]	50,000	2,947,000
ICON ADR [a]	121,400	2,624,668
On Assignment [a]	375,400	1,970,850
Res-Care [a]	90,460	1,200,404
Sonic Healthcare	2,000	21,264
VCA Antech [a]	69,500	1,465,755

		17,418,881

Medical Products and Devices - 2.2%
Allied Healthcare Products [a]	180,512	745,515
Atrion Corporation	15,750	2,480,782
C.R. Bard	1,800	146,574
Carl Zeiss Meditec	137,000	2,157,139
CONMED Corporation [a]	81,500	1,826,415
DiaSorin	12,000	492,897
Edwards Lifesciences [a]	2,600	174,330
IDEXX Laboratories [a]	55,201	3,407,006
Kinetic Concepts [a]	6,300	230,454
Kossan Rubber Industries	200,600	192,997
St. Shine Optical	70,900	735,291
Straumann Holding	6,000	1,339,032
Techne Corporation	71,000	4,382,830
Teleflex	3,900	221,442
Urologix [a,b]	445,500	436,590
Winner Medical Group [a,b]	20,000	94,000
Young Innovations	62,550	1,789,555
Zoll Medical [a]	400	12,908

		20,865,757

Total		64,261,781

Industrial Products – 22.2%
Automotive - 1.8%
Gentex Corporation	50,000	975,500
LKQ Corporation [a]	280,000	5,824,000
Minth Group	261,100	522,277
Nokian Renkaat	45,000	1,545,312
Norstar Founders Group [a,c]	524,000	24,651
SORL Auto Parts [a]	118,923	1,029,873
Superior Industries International	40,000	691,200
Tianneng Power International	2,236,000	873,207
WABCO Holdings [a]	103,800	4,353,372
Wonder Auto Technology [a,b]	66,545	566,298
Xinyi Glass Holdings	400,000	246,944

		16,652,634

Building Systems and Components - 1.6%
Armstrong World Industries [a]	133,200	5,529,132
Decker Manufacturing	6,022	162,594
NCI Building Systems [a]	2,780	26,493
Preformed Line Products	91,600	3,194,092
Simpson Manufacturing	258,400	6,661,552

		15,573,863

Construction Materials - 1.1%
Ash Grove Cement Cl. B	50,518	8,183,916
Duratex	156,464	1,696,876
USG Corporation [a,b]	50,000	659,500

		10,540,292

Industrial Components - 2.3%
AMETEK	6,300	300,951
Bel Fuse Cl. A	36,672	767,545
CLARCOR	92,500	3,573,275
Donaldson Company	92,800	4,373,664
GrafTech International [a]	309,690	4,840,455
II-VI [a]	13,500	503,955
Mueller Water Products Cl. A	72,500	218,950
PerkinElmer	185,800	4,299,412
Powell Industries [a]	92,400	2,875,488
Precision Castparts	2,300	292,905

		22,046,600

Machinery - 5.1%
Astec Industries [a]	25,000	713,250
Baldor Electric	62,900	2,541,160
Burckhardt Compression Holding	12,000	2,659,747
Burnham Holdings Cl. B	36,000	513,000
Columbus McKinnon [a]	95,000	1,576,050
Duoyuan Global Water ADR [a,b]	25,000	325,750
Franklin Electric	104,600	3,468,536
Hardinge	95,503	731,553
Hollysys Automation Technologies [a,b]	11,535	129,077
Jinpan International	92,284	930,223
Lincoln Electric Holdings	94,180	5,445,487
Nordson Corporation	102,100	7,523,749
Rofin-Sinar Technologies [a]	319,700	8,113,986
Spirax-Sarco Engineering	40,000	1,131,047
Wabtec Corporation	106,725	5,100,388
Wasion Group Holdings	119,000	91,257
Williams Controls	37,499	341,991
Woodward Governor	231,600	7,508,472

		48,844,723

Metal Fabrication and Distribution - 3.8%
Central Steel & Wire	6,062	3,994,858
Commercial Metals	36,600	530,334
CompX International Cl. A	185,300	2,451,519
Fushi Copperweld [a,b]	51,845	450,533
Haynes International	24,000	838,080
Kennametal	155,000	4,794,150
NN [a]	197,100	1,626,075
Nucor Corporation	54,350	2,076,170
RBC Bearings [a]	47,000	1,597,060
Reliance Steel & Aluminum	152,220	6,321,697
Schnitzer Steel Industries Cl. A	100,000	4,828,000
Sims Metal Management ADR	246,375	4,188,375
Sung Kwang Bend	85,700	1,901,521

		35,598,372

Miscellaneous Manufacturing - 2.8%
AZZ	35,900	1,537,956
Barnes Group	20,000	351,800
Brady Corporation Cl. A	94,600	2,759,482
China Automation Group	244,800	197,510
Mettler-Toledo International [a]	33,500	4,168,740
PMFG [a]	324,900	5,539,545
Rational	6,000	1,271,094
Raven Industries	96,200	3,645,018
Semperit AG Holding	65,000	2,484,660
Synalloy Corporation	198,800	1,699,740
Valmont Industries	43,000	3,113,200

		26,768,745

Paper and Packaging - 0.7%
Greif Cl. A	84,499	4,971,921
Mayr-Melnhof Karton	20,000	2,028,517
Taiwan Hon Chuan Enterprise	7,205	13,999

		7,014,437

Pumps, Valves and Bearings - 1.4%
FAG Bearings India	13,300	248,285
Gardner Denver	57,500	3,086,600
Graco	116,376	3,692,611
IDEX Corporation	67,400	2,393,374
Pfeiffer Vacuum Technology	30,000	2,838,287
Rotork	25,000	675,487

		12,934,644

Specialty Chemicals and Materials - 1.3%
Agrium	3,700	277,463
Chemspec International ADR	35,000	209,650
China BlueChemical	158,400	114,326
China XD Plastics [a,b]	39,000	260,130
FMC Corporation	2,300	157,343
Gulf Resources [a,b]	81,000	622,890
Hawkins	169,578	6,006,453
Huchems Fine Chemical	16,456	319,667
Kingboard Chemical Holdings	16,900	85,819
OM Group [a]	90,000	2,710,800
Victrex	60,000	1,202,681

		11,967,222

Textiles - 0.2%
Pacific Textile Holdings	1,670,000	923,372
Texwinca Holdings	275,000	313,674
Unifi [a]	121,000	545,710

		1,782,756

Other Industrial Products - 0.1%
Cooper Industries	7,800	381,654
Harbin Electric [a,b]	50,835	909,438

		1,291,092

Total		211,015,380

Industrial Services – 13.1%
Advertising and Publishing - 0.4%
Lamar Advertising Cl. A [a]	51,000	1,622,820
SinoMedia Holding	350,000	106,008
ValueClick [a]	145,000	1,896,600

		3,625,428

Commercial Services - 6.5%
Animal Health International [a]	17,000	46,750
Brink’s Company (The)	127,200	2,925,600
Cintas Corporation	84,500	2,327,975
Convergys Corporation [a]	121,000	1,264,450
Copart [a]	85,600	2,822,232
Corinthian Colleges [a,b]	289,400	2,031,588
CRA International [a]	47,187	851,725
Fidelity National Information Services	4,888	132,612
Forrester Research [a]	40,300	1,333,124
FTI Consulting [a]	7,850	272,317
Gartner [a]	173,000	5,093,120
Global Sources [a]	75,226	567,956
Hackett Group [a]	655,000	2,705,150
Landauer	75,500	4,728,565
Manpower	69,300	3,617,460
MAXIMUS	110,900	6,829,222
Michael Page International	175,000	1,266,773
Monster Worldwide [a,b]	60,800	787,968
Pico Far East Holdings	6,035,000	1,197,845
Ritchie Bros. Auctioneers	337,700	7,014,029
Robert Half International	94,000	2,444,000
SATS	179,300	388,568
SFN Group [a]	62,800	377,428
Sotheby’s	259,400	9,551,108
Sound Global [a]	50,000	32,697
TeleTech Holdings [a]	13,000	192,920
Universal Technical Institute	43,100	842,605

		61,645,787

Engineering and Construction - 1.1%
Desarrolladora Homex ADR [a]	14,100	456,417
Fluor Corporation	10,200	505,206
Integrated Electrical Services [a]	355,400	1,339,858
Jacobs Engineering Group [a]	6,400	247,680
KBR	180,000	4,435,200
NVR [a]	5,000	3,237,650

		10,222,011

Food, Tobacco and Agriculture - 0.8%
Alico [a]	27,000	627,480
Chaoda Modern Agriculture (Holdings)	178,872	148,237
China Green (Holdings)	1,603,000	1,551,587
Genting Plantations	50,000	125,040
Hanfeng Evergreen [a]	89,700	549,237
Intrepid Potash [a,b]	83,927	2,187,977
MGP Ingredients [b]	127,400	1,000,090
Origin Agritech [a,b]	76,800	628,224
Yuhe International [a]	28,286	195,456
Zhongpin [a,b]	35,000	570,150

		7,583,478

Industrial Distribution - 0.6%
Lawson Products	161,431	2,465,051
MSC Industrial Direct Cl. A	71,400	3,858,456

		6,323,507

Transportation and Logistics - 3.7%
Alexander & Baldwin	60,000	2,090,400
C. H. Robinson Worldwide	50,000	3,496,000
Forward Air	209,750	5,453,500
Frozen Food Express Industries [a]	286,635	793,979
Hub Group Cl. A [a]	164,400	4,810,344
Kirby Corporation [a]	75,000	3,004,500
Landstar System	145,400	5,615,348
Patriot Transportation Holding [a]	70,986	4,978,248
Universal Truckload Services [a]	129,476	2,027,594
UTi Worldwide	175,000	2,814,000

		35,083,913

Total		124,484,124

Natural Resources – 11.0%
Energy Services - 5.2%
Cal Dive International [a]	50,000	273,500
Calfrac Well Services	70,000	1,743,027
CARBO Ceramics	49,700	4,025,700
Core Laboratories	20,000	1,760,800
Ensco ADR	15,000	670,950
Ensign Energy Services	225,100	2,763,158
Exterran Holdings [a,b]	103,600	2,352,756
Frontier Oil [a]	60,000	804,000
Helmerich & Payne	57,300	2,318,358
ION Geophysical [a]	361,500	1,858,110
Lufkin Industries	62,000	2,721,800
National-Oilwell Varco	23,100	1,027,257
Oil States International [a]	165,000	7,680,750
Pason Systems	152,300	1,810,311
SEACOR Holdings [a]	101,300	8,626,708
ShawCor Cl. A	77,000	2,245,116
TETRA Technologies [a]	68,000	693,600
Tidewater	36,000	1,613,160
Trican Well Service	99,900	1,593,312
Unit Corporation [a]	46,000	1,715,340
Willbros Group [a]	103,800	951,846

		49,249,559

Oil and Gas - 1.1%
Bill Barrett [a]	50,000	1,800,000
China Integrated Energy [a,b]	37,000	247,900
Cimarex Energy	95,490	6,319,528
EQT Corporation	6,000	216,360
Questar Corporation	10,400	182,312
Resolute Energy [a,b]	156,134	1,726,842

		10,492,942

Precious Metals and Mining - 3.3%
Aquarius Platinum	400,000	2,140,193
Cliffs Natural Resources	36,500	2,333,080
Endeavour Mining [a,b]	300,000	807,659
Endeavour Mining (Warrants) [a]	75,000	66,333
Etruscan Resources [a]	745,900	375,640
Fresnillo	110,000	2,146,163
Gammon Gold [a]	198,300	1,390,083
Hecla Mining [a,b]	528,600	3,340,752
Hochschild Mining	500,000	3,495,251
IAMGOLD Corporation	95,620	1,693,430
Kimber Resources [a,b]	560,000	515,200
Kingsgate Consolidated	50,000	560,599
Major Drilling Group International	188,200	5,417,906
New Gold [a]	270,000	1,817,100
Northam Platinum	335,000	2,210,344
Northgate Minerals [a]	160,000	484,800
Pan American Silver	41,000	1,213,190
Royal Gold	34,400	1,714,496
Zhaojin Mining Industry	15,000	46,205

		31,768,424

Real Estate - 1.2%
Consolidated-Tomoka Land	13,564	386,710
Midland Holdings	732,700	679,926
PICO Holdings [a]	106,100	3,168,146
St. Joe Company (The) [a,b]	48,000	1,193,760
Tejon Ranch [a]	257,496	5,579,938

		11,008,480

Other Natural Resources - 0.2%
China Forestry Holdings	3,333,400	1,469,319
Hidili Industry International Development	60,000	59,081
Sino-Forest Corporation [a]	11,900	198,237

		1,726,637

Total		104,246,042

Technology – 20.1%
Aerospace and Defense - 1.7%
AerCap Holdings [a]	45,000	532,350
Ducommun	117,200	2,552,616
FLIR Systems [a]	75,000	1,927,500
Goodrich Corporation	3,800	280,174
HEICO Corporation	134,625	6,144,285
HEICO Corporation Cl. A	67,875	2,312,501
Hexcel Corporation [a]	47,500	845,025
L-3 Communications Holdings	2,800	202,356
Mercury Computer Systems [a]	40,500	487,215
Moog Cl. A [a]	25,000	887,750

		16,171,772

Components and Systems - 4.8%
AAC Acoustic Technologies Holdings	110,000	241,015
Analogic Corporation	40,135	1,801,259
Belden	57,800	1,524,764
Benchmark Electronics [a]	165,200	2,709,280
Checkpoint Systems [a]	56,060	1,140,821
China Digital TV Holding Company ADR [a]	5,000	33,850
Diebold	151,600	4,713,244
Dionex Corporation [a]	52,900	4,572,676
Electronics for Imaging [a]	8,517	103,226
Energy Conversion Devices [a,b]	84,500	424,190
EVS Broadcast Equipment	25,000	1,533,657
Hana Microelectronics	295,000	247,858
Intermec [a]	23,000	281,980
Newport Corporation [a]	483,500	5,482,890
Otsuka Corporation	3,200	212,362
Paragon Technologies	122,638	294,804
Perceptron [a]	357,700	1,598,919
Plexus Corporation [a]	215,700	6,330,795
Richardson Electronics	520,712	5,467,476
Shin Zu Shing	78,222	218,330
Technitrol	286,200	1,262,142
Teradata Corporation [a]	30,000	1,156,800
Vaisala Cl. A	116,000	3,254,460
VTech Holdings	24,050	245,650
Western Digital [a]	8,950	254,091

		45,106,539

Distribution - 1.0%
Agilysys [a]	165,125	1,073,312
Anixter International [a]	61,795	3,336,312
Avnet [a]	8,000	216,080
China 3C Group [a]	6,600	1,518
Cogo Group [a]	133,615	825,741
Tech Data [a]	86,500	3,485,950
WPG Holdings	53,886	106,939

		9,045,852

Internet Software and Services - 0.3%
Internet Capital Group [a]	176,480	1,946,574
NetEase.com ADR [a]	3,500	138,040
Perficient [a]	10,000	91,400
RealNetworks [a]	245,400	800,004
Sohu.com [a,b]	4,000	230,480

		3,206,498

IT Services - 2.4%
AsiaInfo-Linkage [a,b]	35,000	690,550
Black Box	43,798	1,404,164
ManTech International Cl. A [a]	35,400	1,401,840
Sapient Corporation	756,602	9,056,526
SRA International Cl. A [a]	248,800	4,906,336
Syntel	112,379	5,000,865
Yucheng Technologies [a,b]	84,840	264,701

		22,724,982

Semiconductors and Equipment - 4.2%
Aixtron ADR [b]	29,500	878,510
Analog Devices	19,104	599,484
ASM Pacific Technology	39,000	347,584
BE Semiconductor Industries [a]	58,000	321,900
Brooks Automation [a]	5,152	34,570
Chroma Ate	189,006	450,713
Cognex Corporation	236,200	6,334,884
Coherent [a]	215,500	8,622,155
Comba Telecom Systems Holdings	333,571	376,613
Cymer [a]	115,500	4,282,740
Delta Electronics	180,800	755,226
Diodes [a]	252,450	4,314,370
Exar Corporation [a]	157,576	943,880
Himax Technologies ADR	80,500	199,640
Image Sensing Systems [a]	8,310	92,490
Integrated Device Technology [a]	567,000	3,316,950
International Rectifier [a]	120,000	2,530,800
Intevac [a]	57,450	575,075
Power Integrations	49,000	1,557,710
TTM Technologies [a]	221,400	2,167,506
Vimicro International ADR [a]	240,000	823,200

		39,526,000

Software - 3.3%
ACI Worldwide [a]	201,150	4,503,749
Activision Blizzard	23,100	249,942
Advent Software [a,b]	100,300	5,234,657
ANSYS [a]	100,000	4,225,000
Aspen Technology [a]	42,100	436,577
Aveva Group	55,000	1,264,024
Avid Technology [a]	116,000	1,520,760
Blackbaud	41,890	1,007,036
CA	8,100	171,072
DynaVox Cl. A [a,b]	55,000	446,600
Epicor Software [a]	79,900	695,130
Fair Isaac	33,000	813,780
JDA Software Group [a]	49,900	1,265,464
Majesco Entertainment [a,b]	36,255	23,928
National Instruments	167,900	5,483,614
Net 1 UEPS Technologies [a]	50,000	578,000
Novell [a]	239,284	1,428,525
Parametric Technology [a]	59,300	1,158,722
SMART Technologies Cl. A [a,b]	75,000	1,016,250
THQ [a]	20,000	80,400

		31,603,230

Telecommunications - 2.4%
ADPT Corporation [a]	1,568,800	4,612,272
ADTRAN	65,000	2,294,500
Arris Group [a]	140,350	1,371,220
Citic 1616 Holdings	8,486,500	3,073,531
Comtech Telecommunications [a]	59,627	1,630,798
Globecomm Systems [a]	233,700	1,956,069
LiveWire Mobile	38,000	105,640
NeuStar Cl. A [a]	134,000	3,331,240
Sonus Networks [a]	604,000	2,132,120
Sycamore Networks	68,100	2,207,121
Zhone Technologies [a]	224,000	465,920

		23,180,431

Total		190,565,304

Miscellaneous [e] – 4.9%
Total		46,662,484

TOTAL COMMON STOCKS
(Cost $847,678,312)		1,061,617,460

PREFERRED STOCKS – 0.1%
Bank of N.T. Butterfield & Son 0% Conv. [a]	39,800	41,445
Seneca Foods Conv. [a,c]	55,000	1,296,405

TOTAL PREFERRED STOCKS
(Cost $844,625)		1,337,850

REPURCHASE AGREEMENT – 9.2%
State Street Bank & Trust Company,
0.22% dated 9/30/10, due 10/1/10,
maturity value $86,991,532 (collateralized
by obligations of various U.S. Government
Agencies, 0.65%-2.625% due 5/19/11-12/31/14,
valued at $86,169,919)
(Cost $86,991,000)		86,991,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0614%)
(Cost $18,836,056)		18,836,056

TOTAL INVESTMENTS – 123.1%
(Cost $954,349,993)		1,168,782,366

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%		311,039

PREFERRED STOCK – (23.2)%		(220,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$949,093,405

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at September 30, 2010. Total market value of loaned securities at September 30, 2010 was $18,242,402.
[c]

Securities for which market quotations are not readily available represent 0.3% of net assets. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

[d]

At September 30, 2010, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[e]	Includes securities first acquired in 2010 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $955,251,230. At September 30, 2010, net unrealized appreciation for all securities was $213,531,136, consisting of aggregate gross unrealized appreciation of $330,551,165 and aggregate gross unrealized depreciation of $117,020,029. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Common stocks	$846,195,603	$214,077,700	$1,344,157	$1,061,617,460
Preferred stocks	–	41,445	1,296,405	1,337,850
Cash equivalents	18,836,056	86,991,000	–	105,827,056

Level 3 Reconciliation:

	Balance as of 12/31/09	Purchases	Transfers In	Transfers Out	Sales	Realized and Unrealized Gain (Loss)	Balance as of 9/30/10

Common stocks	$ 215,542	$577,918	$1,813,056	$85,893	$ 56	$(1,176,410)	$1,344,157
Preferred stocks	1,826,055	–	–	–	482,781	(46,869)	1,296,405

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:

The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Transactions in Affiliated Companies:

An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the nine months ended September 30, 2010:

Affiliated Company	Shares 12/31/09	Market Value 12/31/09	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Dividend Income	Shares 9/30/10	Market Value 9/30/10

Timberland Bancorp	469,200	$2,083,248	–	–	–	$4,692	469,200	$1,890,876

		$2,083,248			–	$4,692		$1,890,876

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.

By:

/s/ Charles M. Royce

___________________________

Charles M. Royce

President, Royce Value Trust, Inc.

Date: November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

_____________________________

Charles M. Royce

President, Royce Value Trust, Inc.

Date: November 19, 2010

By:

/s/ John D. Diederich

____________________________

John D. Diederich

Treasurer, Royce Value Trust, Inc.

Date: November 19, 2010